Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.10 Par Value
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	25.60
Maximum Aggregate Offering Price	$ 64,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,798.40
Offering Note	The Amount Registered hereunder represents 2,500,000 additional shares of Common Stock available for issuance pursuant to an amendment (the "Amendment") to the Amended and Restated 2005 Equity Compensation Plan of LiveRamp Holdings, Inc. (the "Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), includes such indeterminate number of additional shares of Common Stock as may be offered or issued in the future to prevent dilution resulting from stock splits, stock dividends or similar transactions. The Amendment, which increases the number of shares of Common Stock issuable under the Plan by 2,500,000 shares, was approved by the board of directors of the Company on May 13, 2025 and approved by the shareholders at the Company's 2025 annual meeting of shareholders. The Proposed Maximum Offering Price Per Unit is calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c)and (h) under the Securities Act, based upon the average of the high and low sales prices of the shares of the registrant's common stock as reported on the New York Stock Exchange on August 12, 2025.